Goodwill And Other Intangible Assets	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets

NOTE 6. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The following table summarizes the changes in the carrying amount of goodwill:

(in millions)	Total
Balance at June 30, 2013	$3,081
Goodwill Acquired, Net of Purchase Price Adjustments	—
Foreign Currency Translation Adjustments	2

Balance at September 30, 2013	$3,083

As of September 30, 2013, goodwill for the Medical Systems segment and the Procedural Solutions segment was $2,105 million and $978 million, respectively. As of June 30, 2013, goodwill for the Medical Systems segment and the Procedural Solutions segment was $2,103 million and $978 million, respectively. The amount set forth above for goodwill acquired reflects the impact of business acquisitions.

Intangible Assets

Intangible assets with definite lives are amortized over their useful lives which range from 3 to 20 years. The detail of intangible assets by class is as follows:

(in millions)	Weighted Average Life (years)	Gross Intangibles	Accumulated Amortization	Net Intangibles
September 30, 2013
Unamortized Intangibles:
In-Process Research and Development	Indefinite	$45	$—	$45
Trademarks	Indefinite	307	—	307

Total Unamortized Intangibles		352	—	352
Amortized Intangibles:
Trademarks and Patents	11	88	49	39
Developed Technology	10	370	211	159
Customer Relationships	16	481	281	200
Other	7	61	35	26

Total Amortized Intangibles	12	1,000	576	424

Total Intangibles		$1,352	$576	$776

June 30, 2013
Unamortized Intangibles:
In-Process Research and Development	Indefinite	$45	$—	$45
Trademarks	Indefinite	307	—	307

Total Unamortized Intangibles		352	—	352
Amortized Intangibles:
Trademarks and Patents	11	88	47	41
Developed Technology	9	368	200	168
Customer Relationships	16	480	275	205
Other	7	61	34	27

Total Amortized Intangibles	12	997	556	441

Total Intangibles		$1,349	$556	$793

Amortization expense is as follows:

	Quarters Ended September 30,
(in millions)	2013	2012
Amortization Expense	$19	$18

Amortization expense for each of the next five fiscal years is estimated to be:

(in millions)	2014	2015	2016	2017	2018
Amortization Expense	$74	$61	$59	$55	$45

NOTE 10. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The following table summarizes the changes in the carrying amount of goodwill, net of adjustments for discontinued operations:

(in millions)	Total
Balance at June 30, 2011	$2,933
Goodwill Acquired, Net of Purchase Price Adjustments	116
Foreign Currency Translation Adjustments	(10)

Balance at June 30, 2012	3,039
Goodwill Acquired, Net of Purchase Price Adjustments	41
Foreign Currency Translation Adjustments	1

Balance at June 30, 2013	$3,081

As of June 30, 2013, goodwill for the Medical Systems segment and the Procedural Solutions segment was $2,103 million and $978 million, respectively. The amount set forth above for goodwill acquired reflects the acquisition of Intermed, which we completed on November 14, 2012.

As of June 30, 2012, goodwill for the Medical Systems segment and the Procedural Solutions segment was $2,066 million and $973 million, respectively. The amount set forth above for goodwill acquired in fiscal year 2012 reflects the acquisition of Rowa, which we completed on August 1, 2011, the acquisition of PHACTS, which we completed on April 2, 2012, and the acquisition of UK Medical, which we completed on June 1, 2012.

As discussed in note 1 to the consolidated financial statements, during the quarter ended September 30, 2012, we combined our respiratory diagnostics products with our Respiratory Technologies business line, which is included in the Medical Systems segment. As a result, goodwill was reassigned to the Medical Systems and Procedural Solutions operating segments using the relative fair value allocation and is reflected retrospectively.

Intangible Assets

Intangible assets with definite lives are amortized over their useful lives which range from 3 to 20 years. The detail of intangible assets by class is as follows:

(in millions)	Weighted Average Life (years)	Gross Intangible	Accumulated Amortization	Net Intangible
June 30, 2013
Unamortized Intangibles:
In-Process Research and Development	Indefinite	$45	$—	$45
Trademarks	Indefinite	307	—	307

Total Unamortized Intangibles		352	—	352
Amortized Intangibles:
Trademarks and Patents	11	88	47	41
Developed Technology	9	368	200	168
Customer Relationships	16	480	275	205
Other	7	61	34	27

Total Amortized Intangibles	12	997	556	441

Total Intangibles		$1,349	$556	$793

June 30, 2012[1]
Unamortized Intangibles:
In-Process Research and Development	Indefinite	$45	$—	$45
Trademarks	Indefinite	307	—	307

Total Unamortized Intangibles		352	—	352
Amortized Intangibles:
Trademarks and Patents	11	86	41	45
Developed Technology	9	353	154	199
Customer Relationships	16	478	253	225
Other	8	41	31	10

Total Amortized Intangibles	12	958	479	479

Total Intangibles		$1,310	$479	$831

[1]	Amounts have been adjusted for discontinued operations. See note 2 to the consolidated financial statements.

Amortization expense for the three years ended June 30, 2013, 2012 and 2011 is as follows, net of adjustments for discontinued operations:

	Fiscal Year Ended June 30,
(in millions)	2013	2012	2011
Amortization Expense	$75	$89	$80

Amortization expense for each of the next five fiscal years is estimated to be:

(in millions)	2014	2015	2016	2017	2018
Amortization Expense	$74	$61	$59	$54	$44